Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Select STOXX Europe Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	Select STOXX® Europe Aerospace & Defense ETF
Class Name	Select STOXX® Europe Aerospace & Defense ETF
Trading Symbol	EUAD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select STOXX® Europe Aerospace & Defense ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.select-funds.com . You can also request this information by contacting us at (800) 773-3863 .
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.select-funds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select STOXX® Europe Aerospace & Defense ETF	$ 26	0.50%¹
¹	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50% [1]
Net Assets	$ 1,463,351,401
Holdings Count | Holdings	22
Investment Company, Portfolio Turnover	43.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$ 1,463,351,401
Number of Holdings	22
Portfolio Turnover Rate	43.76%

Holdings [Text Block]	In what did the Fund invest? (as of February 28, 2026) Industry Breakdown (% of net assets)
²	3.85% represents total return swaps.

Largest Holdings [Text Block]
Top Holdings	(% of net assets)
Airbus SE	6.6%
Rolls-Royce Holdings PLC	4.7%
MTU Aero Engines AG	4.7%
Safran SA	4.6%
Rheinmetall AG	4.4%
BAE Systems PLC	4.2%
Leonardo SpA	3.3%
Saab AB	3.0%
Thales SA	2.9%
Babcock International Group PLC	1.9%

[1]	Annualized.